Restricted cash	12 Months Ended
Dec. 31, 2020
Restricted Cash [Abstract]
Restricted cash

Restricted cash as at December 31, 2020 is made up of:

-	USD 2.0 million of the consideration for the sale of WISeKey (Bermuda) Holding Ltd (formerly named QV Holdings Ltd) and its affiliates (together “QuoVadis”) in 2019, which is held in an escrow account, and to be released in an amount of up to USD 2.0 million on January 16, 2021 (see Note 40 Subsequent events), and

-	A balance of CHF 100,000 (USD 113,085) held by the 51% owned subsidiary WiseAI AG, and corresponding to the payment of the share capital at incorporation which is being held on a blocked account.